Related Parties Transactions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
Schedule of the reconciliation of the carrying amount of the Company

The following tabular presentation reflects the reconciliation of the carrying amount of the Company’s Liability to related party, net during the period of six months ended June 30, 2023 and 2022:

	Six-month period ended June 30,
	2023		2022
Opening balance	388		345
Accrued liability in respect to additional services rendered	25		68
Recognition of capital contribution from a controlling shareholder	—	(**)	(56)
Repayment of liability to controlling shareholder	(104)		—
Change in estimation of maturity date of liability to controlling shareholder	12		—
Amortization of discount relating to liability to controlling shareholder	28		— (*)
Exchange rate differences	(21)		—
Closing balance	328		357

(*)      During the period of six months ended June 30, 2022, discount expenses relating to loan received from controlling shareholder were de minimis. See also Note 6 above.

(**)    During the period of six months ended June 30, 2023, capital contribution resulted from additional services rendered from controlling shareholder was de minimis.

Schedule of maturity dates	Maturity dates:
	As of June 30, 2023	As of December 31, 2022
	Unaudited
First year (current maturities)	$278	$126
Second year	50	262
Closing balance	$328	$388

Schedule of expenses related to service agreement and the office services agreement

The Company allocated the expenses related to the above service agreement and addendum as follows:

	Six-month period ended June 30,
	2023	2022
	Unaudited
Research and development	$18	$22
Sales and marketing	18	22
General and administrative	38	44
	$74	$88

Schedule of the reconciliation of the carrying amount of the Company
	Year ended December 31,
	2022	2021	2020
Opening balance	$345	$168	$—
Accrued liability in respect to additional services rendered	115	177	168
Recognition of capital contribution from a controlling shareholder	(112)	—	—
Amortization of discount relating to liability to related party	40	—	—
Closing balance	$388	$345	$168

Schedule of maturity dates
	As of December 31,
	2022	2021
First year (current maturities)	$126	$345
Second year	262	—
Closing balance	$388	$345

Schedule of expenses related to service agreement and the office services agreement
	Year ended December 31
	2022	2021	2020
Research and development	$42	$44	$82
Sales and marketing	42	44	58
General and administrative	83	89	108
	$167	$177	$248